EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages

WFCM Commercial Mortgage Trust 2015-C26, Commercial Mortgage Pass-Through Certficates, Series 2015-C26	X	Wells Fargo Bank, National Association	27	333,096,285.00	35.25	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1630513		Liberty Island Group I LLC	9	167,148,741.00	17.37	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	15	127,687,269.00	13.27	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC	18	107,661,190.00	11.19	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Argentic Real Estate Finance LLC(1)	8	85,142,723.00	8.85	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	30,949,659.00	3.82	0	0.00	0.00	1	30,949,659.00	3.82
		Walker & Dunlop Commercial Property Funding I WF, LLC	3	46,800,000.00	4.86	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Basis Real Estate Capital II, LLC	6	45,794,237.00	4.76	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		National Cooperative Bank, N.A.	16	42,739,265.00	4.44	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			102	962,069,711.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	30,949,659.00	3.82	0	0.00	0.00	1	30,949,659.00	3.82

FRESB 2018-SB55 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2018-SB55		Federal Home Loan Mortgage Corporation(2)(3)	222	606,820,955.35	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	7,148,387.00	1.41	0	0.00	0.00	1	7,148,387.00	1.41

Issuing Entity Subtotal			222	606,820,955.35	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	7,148,387.00	1.41	0	0.00	0.00	1	7,148,387.00	1.41

FRESB 2018-SB57 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2018-SB57		Federal Home Loan Mortgage Corporation(4)(5)	224	576,320,627.39	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	3	8,985,163.00	2.06	0	0.00	0.00	3	8,985,163.00	2.06

Issuing Entity Subtotal			224	576,320,627.39	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	3	8,985,163.00	2.06	0	0.00	0.00	3	8,985,163.00	2.06

FRESB 2018-SB48 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2018-SB48		Federal Home Loan Mortgage Corporation(6)(7)	236	559,359,841.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	4	7,228,000.00	1.65	0	0.00	0.00	4	7,228,000.00	1.65

Issuing Entity Subtotal			236	559,359,841.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	4	7,228,000.00	1.65	0	0.00	0.00	4	7,228,000.00	1.65

WFRBS Commercial Mortgage Trust 2014-C22, Commercial Mortgage Pass-Through Certficates, Series 2014-C22	X	Wells Fargo Bank, National Association	34	660,152,359.00	44.38	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1616666		The Royal Bank of Scotland	18	311,373,307.00	20.93	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	21	158,381,467.00	10.65	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Prudential Mortgage Capital Company, LLC	9	109,719,609.00	7.38	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		NCB, FSB	20	67,614,088.00	4.55	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC	17	63,291,423.00	4.25	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Basis Real Estate Capital II, LLC(8)	6	58,594,540.00	3.94	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	0.00	0.00	0	0.00	0.00	1	0.00	0.00
		Walker & Dunlop Commercial Property Funding I WF, LLC	4	58,473,000.00	3.93	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			129	1,487,599,794.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	0.00	0.00	0	0.00	0.00	1	0.00	0.00

Commercial Mortgages Asset Class Total			913	4,192,170,928.74		0	0.00		0	0.00		0	0.00		10	54,311,209.00		0	0.00		10	54,311,209.00

(1) Midland Loan Services, a Division of PNC Bank, National Association ("Midland"), as special servicer for Loan No. 5 (Aloft Houston by the Galleria, the "Loan") claimed in a letter dated September 11, 2020, that Argentic Real Estate Finance, LLC (formerly known as Silverpeak Real Estate Finance LLC) ("Argentic", as the Mortgage Loan Seller) breached certain representations and warranties (the "RWs") made in the related mortgage loan purchase agreement due to a Material Document Defect and Material Breach related to (i) Argentic's failure to execute and/or include in the Mortgage Loan documents a comfort letter or similar agreement signed by the Mortgagor and franchisor of the property, enforceable by the Trust against such franchisor, and (ii) Argentic's failure to notify the franchisor of the sale of the Loan to the Trust within 30 days of the securitization Closing Date. Midland has demanded Argentic repurchase the Loan due to the breach of the RWs. On September 21, 2020, Argentic rejected Midland's demand to repurchase the Loan, stating that even if the issue constituted a Material Document Defect, it has been cured by virtue of the existence and effectiveness of the Interim Franchise Agreement.

(2) Per the underlying trust documents, Federal Home Loan Mortgage Corporation ("Freddie Mac") is the mortgage loan seller. With respect to the asset that was subject to a repurchase demand, RED Mortgage Capital, LLC was the underlying Originator.

(3) KeyBank National Association ("KeyBank"), as special servicer for Loan No. 2 (Penn Terrace Apartments, the "Loan") claimed in a letter dated January 6, 2020, that Federal Home Loan Mortgage Corporation ("Freddie Mac", as the Mortgage Loan Seller) breached certain representations and warranties (the "RWs") made in the related mortgage loan purchase agreement due to the discovery of (i) two separate subordinate mortgages encumbering the mortgaged property and (ii) a declaration of restriction encumbering the mortgaged property securing the Loan. On January 13, 2020, Freddie Mac rejected the claim for breach of representation or warranty citing a lack of evidence to the existence of the subordinate mortgages or the declaration of restriction in KeyBank's claim. In a follow-up communication to Freddie Mac dated January 17, 2020, KeyBank provided a title search report listing the existence of the subordinate mortgages and declaration of restriction, all of which were dated prior to the date of the mortgage loan purchase agreement in which the RWs were made. In a subsequent response to KeyBank dated February 3, 2020, Freddie Mac continues to reject KeyBank's claim of breach of the RWs notwithstanding the additional information provided in the January 17th letter due to the fact that the related encumbrances were recorded after the date on which Freddie Mac sold the Loan into the trust, negating any breach of the RWs.

(4) Per the underlying trust documents, Federal Home Loan Mortgage Corporation ("Freddie Mac") is the mortgage loan seller. With respect to the assets that were subject to repurchase demands, RED Mortgage Capital, LLC was the underlying Originator with respect to Loan No. 22 and Loan No. 61, and Hunt Mortgage Partners, LLC was the underlying Originator with respect to Loan No. 221.

(5) KeyBank National Association ("KeyBank"), as special servicer for Loan No. 22 (Brooklawn Court Apartments), Loan No. 61 (357 West End Avenue), and Loan No. 221 (197-199 Grant Street And 359-361 Gordon) (together, the "Loans") claimed in a letter dated January 6, 2020, that Federal Home Loan Mortgage Corporation ("Freddie Mac", as the Mortgage Loan Seller) breached certain representations and warranties (the "RWs") made in the related mortgage loan purchase agreement due to the existence of (i) subordinate mortgages encumbering the mortgaged properties that secure Loan No. 22 and Loan No. 61 and (ii) pending litigation with respect to Loan No. 221. On January 13, 2020, Freddie Mac rejected the claims for breach of representation or warranty citing lack of evidence to the existence of the subordinate mortgages and pending litigation in KeyBank's claim. In a follow-up communication to Freddie Mac dated January 29, 2020, KeyBank provided a title search report listing the existence of the subordinate mortgages, all of which were dated prior to the date of the mortgage loan purchase agreement in which the RWs were made. In a subsequent response to KeyBank dated February 3, 2020, Freddie Mac continues to reject KeyBank's claim of breach of the RWs with respect to Loan No. 22 and Loan No. 61 notwithstanding the additional information provided in the January 29th letter due to the fact that the related encumbrances were recorded after the date on which Freddie Mac sold the Loans into the trust, negating any breach of the related RWs.

(6) Per the underlying trust documents, Federal Home Loan Mortgage Corporation ("Freddie Mac") is the mortgage loan seller. With respect to the assets that were subject to repurchase demands, CBRE Capital Markets, Inc. was the underlying Originator.

(7) LNR Partners, LLC, as special servicer for Loan No. 57 (4611 S. Drexel), Loan No. 137 (6217 S. Dorchester), Loan No. 179 (6250 S. Mozart), and Loan No. 218 (7255 S. Euclid) (together, the "Loans") claimed in a letter dated September 12, 2019, that Federal Home Loan Mortgage Corporation ("Freddie Mac", as the Mortgage Loan Seller) breached the representations and warranties made in the related mortgage loan purchase agreement due to an August 18, 2018, securities fraud complaint filed by the U.S. Securities and Exchange Commission (the "SEC") against the sponsor of the borrowers of each of the Loans. The repurchase request asserts that there have been challenges to the Issuing Entity's lien priority of the Loans in the pending SEC receivership proceeding and that title insurance has been denied. On September 24, 2019, Freddie Mac rejected the claim for breach of representation or warranty for several reasons including (i) the priority of the Issuing Entity's liens related to the Loans remain in dispute and subject to adjudication and (ii) the title insurer has not declined coverage, and, therefore, no defect in any title policy has been established.

(8) CWCapital Asset Management LLC, as special servicer for Loan No. 22, Alpha Health Center, claimed in a letter dated December 19, 2017, that Basis Real Estate Capital II, LLC ("Basis") breached certain representations and warranties made in the related mortgage loan purchase agreement due to the existence of a lawsuit that was filed against the sponsor of 300 E. Pulaski, LLC (the "Borrower"). On February 7, 2018, Basis rejected the claim for breach of representation or warranty for several reasons including (i) the lawsuit was filed after Basis had already conducted its due diligence on the Borrower and the sponsor of the Borrower and (ii) the lawsuit in question was served on the sponsor of the Borrower after Basis had originated the Alpha Health Center Loan. Basis has requested that CWCapital rescind its repurchase demand.